Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total capital (to risk- weighted assets)
Actual - Amount	$ 23,723	$ 23,568
For Capital Adequacy Purposes - Amount	10,930	10,961
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Amount	13,663	13,702
Actual - Ratio	17.40%	17.20%
For Capital Adequacy Purposes - Ratio	8.00%	8.00%
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Ratio	10.00%	10.00%
Tier 1 capital (to risk- weighted assets)
Actual - Amount	22,015	22,334
For Capital Adequacy Purposes - Amount	5,465	5,481
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Amount	8,198	8,221
Actual - Ratio	16.10%	16.30%
For Capital Adequacy Purposes - Ratio	4.00%	4.00%
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Ratio	6.00%	6.00%
Tangible capital (to tangible assets)
Actual - Amount	22,015	22,334
For Capital Adequacy Purposes - Amount	3,197	3,232
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Amount	$ 4,263	$ 4,309
Actual - Ratio	10.30%	10.40%
For Capital Adequacy Purposes - Ratio	1.50%	1.50%
To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions - Ratio	2.00%	2.00%